Equity (Performance Share and Restricted Stock Unit) (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Performance Shares
Summary of performance share activity
Shares Outstanding at January 1, | shares	3,907,174
Granted Shares | shares	1,661,925
Forfeited Shares | shares	(159,358)
Paid | shares	(1,592,641)
Shares Outstanding at December 31, | shares	3,817,100
Vested and expected to vest at December 31, | shares	3,637,175
Summary of Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value Outstanding January 1, | $ / shares	$ 44.08
Granted Weighted Average Grant Date Fair Value | $ / shares	49.65
Forfeited Weighted Average Grant Date Fair Value | $ / shares	49.91
Payable Weighted Average Grant Date Fair Value | $ / shares	44.57
Weighted Average Grant Date Fair Value Outstanding December 31, | $ / shares	49.88
Weighted Average Grant Date Fair Value Share expected to vest at December 31, | $ / shares	$ 49.89
Restricted Stock Units
Summary of performance share activity
Shares Outstanding at January 1, | shares	3,078,959
Granted Shares | shares	2,075,089
Forfeited Shares | shares	(192,248)
Paid | shares	(1,539,787)
Shares Outstanding at December 31, | shares	3,422,013
Vested and expected to vest at December 31, | shares	3,279,076
Summary of Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value Outstanding January 1, | $ / shares	$ 43.50
Granted Weighted Average Grant Date Fair Value | $ / shares	33.67
Forfeited Weighted Average Grant Date Fair Value | $ / shares	39.88
Payable Weighted Average Grant Date Fair Value | $ / shares	40.52
Weighted Average Grant Date Fair Value Outstanding December 31, | $ / shares	39.08
Weighted Average Grant Date Fair Value Share expected to vest at December 31, | $ / shares	$ 39.23